CAPITAL STOCK	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
CAPITAL STOCK [Text Block]

NOTE 3.        CAPITAL STOCK

Authorized Stock

The Company has authorized 850,000,000 common shares and 25,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

On March 11, 2014, the Company filed a certificate of amendment (the “Amendment”) to its Certificate of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a two (2) for one (1) reverse split of the Company’s shares of common stock, par value $0.001 per share (“Reverse Split”) and (ii)decrease the number of authorized shares of capital stock of the Company to 850,000,000 shares of common stock, par value $0.001 per share. The certificate of Change has an effective date of March 24, 2014

On February 24, 2014, holders of a majority of the voting power of the outstanding capital stock of the Company authorized the Actions. As a result of the reverse stock split, every two shares of the Company’s pre-reverse split common stock will be combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock will be issued as a result of the reverse stock split. Stockholders who otherwise would be entitled to a fractional share shall receive the next higher number of whole shares.

These amendments have been reviewed by the Financial Industry Regulatory Authority (‘FINRA”) and have been approved for filing with an effective date of April 7, 2014.

The reverse split became effective with the Over-the-Counter Bulletin Board at the opening of trading on April 7, 2014. Our trading symbol is "NMED". Our new CUSIP number is 64704U 306.

Since inception (March 29, 2010), the Company has issued 17,000,000 common shares at $0.0006 per share for $10,000 in cash, and 12,218,750 common shares at $0.005 per share for $57,500 in cash.

Effective May 16, 2013, we entered into a private placement agreement with one person for the issuance of 550,000 common shares at a purchase price of $1.00 per share, for $550,000 in cash, for total proceeds of $617,500. The total value of common stock is $29,769 and Capital in excess of par value is $597,121.

There were 29,768,750 and 29,218,750 common shares issued and outstanding at October 31, 2014 and 2013 respectively. There are no preferred shares outstanding.

On August 8, 2014, and on September 8, 2014 Michael Palethorpe, our sole director and officer, has acquired from two previous stockholders 8,500,000 restricted shares each, for a total of 17,000,000 restricted shares, which gives him a 57.11% ownership of the total outstanding shares.

The holding of restricted shares is as follows:

Total of Restricted Shares:	17,550,000
Total of Non-Restricted Shares:	12,218,750
Total of Outstanding Shares:	29,768,750

NOTE 3.        CAPITAL STOCK

Authorized Stock

The Company has authorized 850,000,000 common shares and 25,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Share Issuance

On March 11, 2014, the Company filed a certificate of amendment (the “Amendment”) to its Certificate of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a two (2) for one (1) reverse split of the Company’s shares of common stock, par value $0.001 per share (“Reverse Split”) and (ii)decrease the number of authorized shares of capital stock of the Company to 850,000,000 shares of common stock, par value $0.001 per share. The certificate of Change has an effective date of March 24, 2014 On February 24, 2014, holders of a majority of the voting power of the outstanding capital stock of the Company authorized the Actions. As a result of the reverse stock split, every two shares of the Company’s pre-reverse split common stock will be combined and reclassified into one share of the Company’s common stock. No fractional shares of common stock will be issued as a result of the reverse stock split. Stockholders who otherwise would be entitled to a fractional share shall receive the next higher number of whole shares.

These amendments have been reviewed by the Financial Industry Regulatory Authority (‘FINRA”) and have been approved for filing with an effective date of April 7, 2014.

The reverse split became effective with the Over-the-Counter Bulletin Board at the opening of trading on April 7, 2014. Our trading symbol is "NMED". Our new CUSIP number is 64704U 306.

Since inception (March 29, 2010), the Company has issued 17,000,000 common shares at $0.0006 per share for $10,000 in cash, and 12,218,750 common shares at $0.005 per share for $57,500 in cash. Effective May 16, 2013, we entered into a private placement agreement with one person for the issuance of 550,000 common shares at a purchase price of $1.00 per share, for $550,000 in cash, for total proceeds of $617,500. The total value of common stock is $29,769 and Capital in excess of par value is $587,731.

There were 29,768,750 and 29,218,750 common shares issued and outstanding at April 31, 2014 and 2013 respectively.

There are no preferred shares outstanding.